Acquisitions And Joint Ventures (Fair Value Of Assets And Liabilities Acquired) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010 SCA Packaging Asia [Member]	Oct. 14, 2011 Andhra Pradesh Paper Mills Limited [Member]
Business Acquisition [Line Items]
Cash and temporary investments			$ 19	$ 3
Accounts and notes receivable, net			70	7
Inventory			24	43
Other current assets			2	13
Plants, properties and equipment, net			103	352
Goodwill			30	117
Deferred tax asset				4
Other intangible assets			38	91
Other long-term assets	1,082	1,191		1
Total assets acquired			286	631
Accounts payable and accrued liabilities			66	67
Long-term debt				47
Other liabilities			3	11
Deferred tax liability			7	90
Total liabilities assumed			76	215
Non-controlling interest			8	37
Net assets acquired			$ 202	$ 379